Summary of Significant Accounting Policies - Foreign Currency Transactions and Translations (Details) ¥ in Millions	1 Months Ended	3 Months Ended
	Apr. 30, 2019	Mar. 31, 2019	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Foreign currency transactions and translations
Cash, cash equivalents and restricted cash			¥ 16,990	¥ 12,620
Minimum
Convenience translation
Convenience translation calculated at the rate of US$1.00			6.3726
Value added taxes
Rate of VAT levied on PRC subsidiaries of the company (as a percent)	3.00%	6.00%
Maximum
Convenience translation
Convenience translation calculated at the rate of US$1.00			1.00
Value added taxes
Rate of VAT levied on PRC subsidiaries of the company (as a percent)	13.00%	16.00%